Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	Sep. 30, 2024
Building [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	40 years
Leasehold improvements [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	15 years
Machinery & equipment [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	5 years